Schedule of Investments	Global Beta Smart Income ETF
February 28, 2022 (Unaudited)

COMMON STOCKS - 99.5%	Number of Shares	Value
Communication Services - 6.2%
Lumen Technologies, Inc.	4,608	$47,739
Verizon Communications, Inc.	2,996	160,795
		208,534
Consumer Discretionary - 2.0%
H&R Block, Inc.	348	8,634
Hanesbrands, Inc.	1,118	17,273
Leggett & Platt, Inc.	326	12,088
Newell Brands, Inc.	1,274	30,258
		68,253
Consumer Staples - 16.0%
Altria Group, Inc.	1,266	64,933
Flowers Foods, Inc.	451	12,362
General Mills, Inc.	757	51,045
Kellogg Co.	612	39,131
Kimberly-Clark Corp.	382	49,717
Kraft Heinz Co.	2,059	80,754
Philip Morris International, Inc.	919	92,883
Walgreens Boots Alliance, Inc.	3,077	141,819
		532,644
Energy - 3.8%
Chevron Corp.	232	33,408
Equitrans Midstream Corp.	29	186
Exxon Mobil Corp.	785	61,560
Kinder Morgan, Inc.	184	3,201
ONEOK, Inc.	44	2,873
Valero Energy Corp.	263	21,963
Williams Companies, Inc.	70	2,190
		125,381
Financials - 15.3%
American Financial Group, Inc.	140	18,955
Comerica, Inc.	98	9,358
F.N.B. Corp.	295	3,962
Federated Hermes, Inc.	97	3,169
First Horizon Corp.	564	13,243
Fulton Financial Corp.	157	2,829
Huntington Bancshares, Inc.	1,014	15,737
Janus Henderson Group PLC ^	178	5,975
Mercury General Corp.	206	11,330
Navient Corp.	452	7,960
New York Community Bancorp, Inc.	382	4,408
Old Republic International Corp.	1,000	26,350
People's United Financial, Inc.	306	6,451
Principal Financial Group, Inc.	528	37,298
Progressive Corp.	1,308	138,556

Schedule of Investments	Global Beta Smart Income ETF
February 28, 2022 (Unaudited)

COMMON STOCKS - 99.5% (Continued)	Number of Shares	Value
Financials - 15.3% (Continued)
Prudential Financial, Inc.	1,417	$158,222
Umpqua Holdings Corp.	182	3,886
United Bankshares, Inc.	82	3,003
Unum Group	1,524	42,550
		513,242
Health Care - 15.0%
AbbVie, Inc.	1,182	174,664
Gilead Sciences, Inc.	1,062	64,145
Merck & Co., Inc.	1,764	135,087
Pfizer, Inc.	2,732	128,240
		502,136
Industrials - 9.3%
3M Co.	551	81,906
CSX Corp.	905	30,689
Lockheed Martin Corp.	439	190,438
MSC Industrial Direct Co., Inc. - Class A	107	8,290
		311,323
Information Technology - 6.4%
International Business Machines Corp.	1,226	150,197
Seagate Technology Holdings PLC ^	306	31,567
Western Union Co.	757	13,762
Xerox Holdings Corp.	953	18,784
		214,310
Materials - 10.5%
Amcor PLC ^	3,079	35,809
Dow, Inc.	2,596	153,060
LyondellBasell Industries NV - Class A ^	1,262	122,704
Newmont Corp.	593	39,257
		350,830
Real Estate - 1.9%
American Campus Communities, Inc.	43	2,314
Corporate Office Properties Trust	64	1,678
Healthcare Realty Trust, Inc.	43	1,121
Healthpeak Properties, Inc.	139	4,317
Highwoods Properties, Inc.	44	1,918
Hudson Pacific Properties, Inc.	91	2,402
Iron Mountain, Inc.	248	12,197
Medical Properties Trust, Inc.	178	3,621
National Retail Properties, Inc.	38	1,619
Omega Healthcare Investors, Inc.	101	2,845
Physicians Realty Trust	64	1,041
Realty Income Corp.	70	4,626
Simon Property Group, Inc.	100	13,756
SL Green Realty Corp.	30	2,404
Spirit Realty Capital, Inc.	32	1,484

Schedule of Investments	Global Beta Smart Income ETF
February 28, 2022 (Unaudited)

COMMON STOCKS - 99.5% (Continued)	Number of Shares	Value
Real Estate - 1.9% (Continued)
STORE Capital Corp.	58	$1,782
Urban Edge Properties	56	1,020
Vornado Realty Trust	106	4,588
		64,733
Utilities - 13.1%
ALLETE, Inc.	55	3,462
American Electric Power Co., Inc.	523	47,410
Consolidated Edison, Inc.	433	37,138
Dominion Energy, Inc.	484	38,492
Duke Energy Corp.	658	66,070
Edison International	605	38,369
Entergy Corp.	289	30,406
Evergy, Inc.	226	14,105
FirstEnergy Corp.	751	31,429
NiSource, Inc.	490	14,176
NorthWestern Corp.	62	3,750
OGE Energy Corp.	268	10,063
Pinnacle West Capital Corp.	151	10,695
PPL Corp.	592	15,493
Southern Co.	928	60,106
Southwest Gas Holdings, Inc.	140	9,932
Spire, Inc.	98	6,577
		437,673
TOTAL COMMON STOCKS (Cost $3,038,394)		3,329,059

MONEY MARKET FUND - 0.1%
First American Government Obligations Fund - Class X, 0.03% (a)	4,055	4,055
TOTAL MONEY MARKET FUND (Cost $4,055)		4,055
TOTAL INVESTMENTS - 99.6% (Cost $3,042,449)		3,333,114
OTHER ASSETS LESS LIABILITIES - 0.4%		14,531
TOTAL NET ASSETS - 100.0%		$3,347,645

PLC - Public Limited Company
^ U.S. Dollar-denominated foreign security.
(a) 7-day net yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Global Beta Advisors LLC.

Global Beta ETF Trust - Notes to Quarterly Schedules of Investments
February 28, 2022 (Unaudited)

Investment Valuation
The net asset value (“NAV”) of the Funds' shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding.

When calculating the NAV of each Fund's shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees” or the “Board”). The Funds may use fair value pricing in a variety  of  circumstances,  including  but  not  limited  to,  situations  when  the  value  of  a  security  has  been  materially  affected  by  events  occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s NAV and the prices used by each Fund’s Target Index. This may adversely affect each Fund’s ability to track its Target Index.

The Funds disclose the fair value of their investments in a hierarchy  that distinguishes  between:  (1)  market  participant  assumptions  developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Level 1 - Quoted prices in active markets for identical assets.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - Significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Global Beta Smart Income ETF investments as of February 28, 2022:

	Level 1	Level 2	Level 3	Total

Common Stocks	$3,329,059	$-	$-	$3,329,059
Money Market Fund	4,055	-	-	4,055

Total Investments in Securities	$3,333,114	$-	$-	$3,333,114

See the Schedule of Investments for further detail of investment classification.